Private Placement - Additional Information (Details) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jan. 24, 2021
Private Placement [Line Items]
Purchase price of warrants	$ 11.50	$ 11.50	$ 11.50
Proceeds from Private Placement Warrants		$ 9,400,000
Private Placement Warrants
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units	5,666,667
Purchase price of warrants	$ 1.50
Proceeds from Private Placement Warrants	$ 8,500,000
Private Placement Warrants | Common Class A [Member]
Private Placement [Line Items]
Purchase price of warrants	$ 11.50
Private Placement Warrants | Over-allotments option
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units	6,266,667
Proceeds from Private Placement Warrants	$ 9,400,000